Debt	12 Months Ended
Dec. 31, 2013
Debt disclosure
Debt disclosure [Text Block]

8. DEBT

        Debt outstanding was as follows:

(at December 31, in millions)	2013	2012
Short-term:
Commercial paper	$100	$100
5.00% Senior notes due March 15, 2013	—	500

Total short-term debt	100	600

Long-term:
5.50% Senior notes due December 1, 2015	400	400
6.25% Senior notes due June 20, 2016	400	400
5.75% Senior notes due December 15, 2017	450	450
5.80% Senior notes due May 15, 2018	500	500
5.90% Senior notes due June 2, 2019	500	500
3.90% Senior notes due November 1, 2020	500	500
7.75% Senior notes due April 15, 2026	200	200
7.625% Junior subordinated debentures due December 15, 2027	125	125
6.375% Senior notes due March 15, 2033	500	500
6.75% Senior notes due June 20, 2036	400	400
6.25% Senior notes due June 15, 2037	800	800
5.35% Senior notes due November 1, 2040	750	750
4.60% Senior notes due August 1, 2043	500	—
8.50% Junior subordinated debentures due December 15, 2045	56	56
8.312% Junior subordinated debentures due July 1, 2046	73	73
6.25% Fixed-to-floating rate junior subordinated debentures due March 15, 2067	107	107

Total long-term debt	6,261	5,761

Total debt principal	6,361	6,361
Unamortized fair value adjustment	51	52
Unamortized debt issuance costs	(66)	(63)

Total debt	$6,346	$6,350

        2013 Debt Issuance.    On July 25, 2013, the Company issued $500 million aggregate principal amount of 4.60% senior notes that will mature on August 1, 2043. The net proceeds of the issuance, after original issuance discount and the deduction of underwriting expenses and commissions and other expenses, totaled approximately $494 million. Interest on the senior notes is payable semi-annually in arrears on February 1 and August 1, commencing on February 1, 2014. The senior notes are redeemable in whole at any time or in part from time to time, at the Company's option, at a redemption price equal to the greater of (a) 100% of the principal amount of senior notes to be redeemed or (b) the sum of the present value of the remaining scheduled payments of principal and interest on the senior notes to be redeemed (exclusive of interest accrued to the date of redemption) discounted to the date of redemption on a semi-annual basis (assuming a 360-day year consisting of twelve 30-day months) at the then current treasury rate (as defined) plus 15 basis points.

        2013 Debt Repayment.    On March 15, 2013, the Company's $500 million, 5.00% senior notes matured and were fully paid.

        2012 Debt Repayments.    On May 29, 2012, the Company purchased and retired $8.5 million aggregate principal amount of its 6.25% fixed-to-floating rate junior subordinated debentures due March 15, 2067. On June 15, 2012, the Company's $250 million, 5.375% senior notes matured and were fully paid.

Description of Debt

        Commercial Paper—The Company maintains an $800 million commercial paper program, supported by a $1.0 billion bank credit agreement that expires on June 7, 2018. (See "Credit Agreement" discussion that follows). Interest rates on commercial paper issued in 2013 ranged from 0.08% to 0.13%, and in 2012 ranged from 0.08% to 0.17%.

        Senior Notes—The Company's various senior debt issues are unsecured obligations that rank equally with one another. Interest payments are made semi-annually. The Company generally may redeem some or all of the notes prior to maturity in accordance with terms unique to each debt instrument.

        Junior Subordinated Debentures—The Company's $107 million remaining aggregate principal amount of 6.25% fixed-to-floating rate debentures bear interest at an annual rate of 6.25% from the date of issuance to, but excluding, March 15, 2017, payable semi-annually in arrears on March 15 and September 15. From and including March 15, 2017, the debentures will bear interest at an annual rate equal to three-month LIBOR plus 2.215%, payable quarterly on March 15, June 15, September 15 and December 15 of each year. The Company can redeem the debentures at its option, in whole or in part, at any time on or after March 15, 2017 at a redemption price of 100% of the principal amount being redeemed plus accrued but unpaid interest. The Company can redeem the debentures at its option prior to March 15, 2017 (a) in whole at any time or in part from time to time or (b) in whole, but not in part, in the event of certain tax or rating agency events relating to the debentures, at a redemption price equal to the greater of 100% of the principal amount being redeemed and the applicable make-whole amount, in each case plus any accrued and unpaid interest.

        The Company has the right, on one or more occasions, to defer the payment of interest on the debentures. The Company will not be required to settle deferred interest until it has deferred interest for five consecutive years or, if earlier, made a payment of current interest during a deferral period. The Company may defer interest for up to ten consecutive years without giving rise to an event of default. Deferred interest will accumulate additional interest at an annual rate equal to the annual interest rate then applicable to the debentures.

        The debentures have a final maturity date of March 15, 2067 and a scheduled maturity date of March 15, 2037. The Company can redeem the debentures at its option any time (as described above) using any source of funds, including cash. If the Company chooses not to redeem the debentures, then during the 180-day period ending not more than 15 and not less than ten business days prior to the scheduled maturity date, the Company will be required to use commercially reasonable efforts to sell enough qualifying capital securities to permit repayment of the debentures at the scheduled maturity date. If any debentures remain outstanding after the scheduled maturity date, unless and until the Company redeems the debentures (as described above) using any source of funds, including cash, the Company shall be required to use its commercially reasonable efforts on a quarterly basis to raise sufficient proceeds from the sale of qualifying capital securities to permit the repayment in full of the debentures. If there are remaining debentures at the final maturity date, the Company is required to redeem the debentures using any source of funds. Qualifying capital securities are securities (other than common stock, qualifying warrants, mandatorily convertible preferred stock, debt exchangeable for common equity, and debt exchangeable for preferred equity) which generally are treated by the ratings agencies as having similar equity content to the debentures.

        The Company's three other junior subordinated debenture instruments are all similar in nature to each other. Three separate business trusts issued preferred securities to investors and used the proceeds to purchase the Company's subordinated debentures. Interest on each of the instruments is paid semi-annually.

        The Company's consolidated balance sheet includes the debt instruments acquired in the merger, which were recorded at fair value as of the acquisition date. The resulting fair value adjustment is being amortized over the remaining life of the respective debt instruments using the effective-interest method. The amortization of the fair value adjustment reduced interest expense by $1 million for each of the years ended December 31, 2013 and 2012.

        The following table presents merger-related unamortized fair value adjustments and the related effective interest rate:

			Unamortized Fair Value Purchase Adjustment at December 31,
					Effective Interest Rate to Maturity
(in millions)	Issue Rate	Maturity Date	2013	2012
Subordinated debentures	7.625%	Dec. 2027	$17	$17	6.147%
	8.500%	Dec. 2045	15	16	6.362%
	8.312%	Jul. 2046	19	19	6.362%

Total			$51	$52

        The Travelers Companies, Inc. fully and unconditionally guarantees the payment of all principal, premiums, if any, and interest on certain debt obligations of its subsidiaries TPC and Travelers Insurance Group Holdings Inc. (TIGHI). The guarantees pertain to the $200 million 7.75% notes due 2026 and the $500 million 6.375% notes due 2033.

        Maturities—The amount of debt obligations, other than commercial paper, that become due in each of the next five years is as follows: 2014, none; 2015, $400 million; 2016, $400 million; 2017, $450 million; and 2018, $500 million.

Credit Agreement

        On June 7, 2013, the Company entered into a five-year, $1.0 billion revolving credit agreement with a syndicate of financial institutions, replacing its three-year $1.0 billion credit agreement that was due to expire on June 10, 2013. Pursuant to the credit agreement covenants, the Company must maintain a minimum consolidated net worth, defined as shareholders' equity determined in accordance with GAAP plus (a) trust preferred securities (not to exceed 15% of total capital) and (b) mandatorily convertible securities (combined with trust preferred securities, not to exceed 25% of total capital) less goodwill and other intangible assets. That threshold is adjusted downward by an amount equal to 70% of the aggregate amount of common stock repurchased by the Company after March 31, 2013, up to a maximum deduction of $1.75 billion. The threshold was $14.01 billion at December 31, 2013 and could decline to a minimum of $13.73 billion during the term of the credit agreement, subject to the Company repurchasing an additional $400 million of its common stock. In addition, the credit agreement contains other customary restrictive covenants as well as certain customary events of default, including with respect to a change in control, which is defined to include the acquisition of 35% or more of the Company's voting stock and certain changes in the composition of the Company's board of directors. At December 31, 2013, the Company was in compliance with these covenants. Generally, the cost of borrowing under this agreement will range from LIBOR plus 87.5 basis points to LIBOR plus 150 basis points, depending on the Company's credit ratings. At December 31, 2013, that cost would have been LIBOR plus 112.5 basis points, had there been any amounts outstanding under the credit agreement. This credit agreement also supports the Company's commercial paper program.

Shelf Registration

        In June 2013, the Company filed with the Securities and Exchange Commission a universal shelf registration statement for the potential offering and sale of securities to replace the Company's previous registration statement that had expired in the normal course of business. The Company may offer these securities from time to time at prices and on other terms to be determined at the time of offering.